Document and Entity Information	12 Months Ended
May 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2012
Registrant Name	Fidelity Colchester Street Trust
Central Index Key	0000356173
Amendment Flag	false
Document Creation Date	May 29, 2012
Document Effective Date	May 30, 2012
Prospectus Date	May 30, 2012